Term Loan Obligations - Term Loan Outstanding (Details) - Term Loan [Member] - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		May 29, 2015
Additional details relating term loan that is outstanding [Abstract]
Origination Date		May 29, 2015	May 29, 2015		May 29, 2015
Original Loan Amount			$ 17,700		$ 17,700		$ 17,700
Interest Rate	[1]		8.95%		8.95%
Current Monthly Payment			$ 100	[2]	$ 100	[3]
Original Term			48 months		48 months
Remaining Principal (Face Value)			$ 12,980		$ 12,980

[1]	3 month LIBOR rate with a floor of 1% plus 7.95%
[2]	Monthly payment as of December 2018, which reflects interest only
[3]	Monthly payment as of December 2017, which reflects interest only